Corporate debt (Tables)	12 Months Ended
Dec. 31, 2021
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of December 31, 2021 and 2020 is as follows:

	Balance as of December 31,
	2021	2020
Non-current	995,190	970,077
Current	27,881	23,648
Total Corporate debt	1,023,071	993,725

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of December 31, 2021 is as follows:

	2022	2023	2024	2025	2026	Subsequent years	Total
2017 Credit Facility	5	8,199	-	-	-	-	8,204
Commercial Paper	24,422	-	-	-	-	-	24,422
2020 Green Private Placement	359	-	-	-	327,081	-	327,440
Note Issuance Facility 2020	-	-	-	-	-	155,814	155,814
Green Exchangeable Notes	2,121	-	-	104,289	-	-	106,410
Bank Loan	11	1,895	1,895	1,862	-	-	5,663
Green Senior Note	963	-	-	-	-	394,155	395,118
Total	27,881	10,094	1,895	106,151	327,081	549,969	1,023,071

The repayment schedule for the corporate debt as of December 31, 2020 is as follows:

	2021	2022	2023	2024	2025	Subsequent years	Total
2017 Credit Facility	41	-	-	-	-	-	41
Notes Issuance Facility 2019	-	-	-	-	343,999	-	343,999
Commercial Paper	21,224	-	-	-	-	-	21,224
2020 Green Private Placement	289	-	-	-	-	351,026	351,315
Note Issuance Facility 2020	-	-	-	-	-	166,846	166,846
Green Exchangeable Notes	2,083	-	-	-	102,144	-	104,227
Bank Loan	11	-	2,036	2,036	1,990	-	6,073
Total	23,648	-	2,036	2,036	448,133	517,872	993,725

Movement in corporate debt
The following table details the movement in corporate debt for the years 2021 and 2020, split between cash and non-cash items:

Corporate Debt	2021	2020
Initial balance	993,725	723,791
Cash changes	14,754	171,182
Non-cash changes	14,592	98,752
Final balance	1,023,071	993,725